Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

As at	Note	December 31, 2023	December 31, 2022
Retirement liabilities	14	$106	$77
Long-term portion of reforestation obligations		53	55
Long-term portion of decommissioning obligations		16	15
Long-term portion of lease obligations		26	26
Export duties	26	24	73
Electricity swaps	23	12	4
Other		22	18
		$260	$268

Disclosure of other provisions

		Reforestation		Decommissioning
	Note	2023	2022	2023	2022
Beginning of year		$93	$97	$35	$33
Acquisition	3	3	—	1	—
Transfer to disposal groups held for sale	6	—	—	(2)	—
Liabilities recognized		46	51	3	5
Liabilities settled		(52)	(49)	(1)	(1)
Foreign exchange		2	(6)	1	(2)
End of year		92	93	37	35
Less: current portion		(39)	(38)	(21)	(20)
		$53	$55	$16	$15